3. Loans, Past Due (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Past due loans
Loans 30-89 Days Past Due	$ 18,995	$ 20,192
Loans 90 or More Days Past Due	4,833	9,451
Total Past Due Loans	23,828	29,643
Total Current Loans	628,063	591,317
Total loans	651,891	620,960	619,974
Accruing Loans 90 or More Days Past Due	0	882
Construction and land development
Past due loans
Loans 30-89 Days Past Due	294	3,416
Loans 90 or More Days Past Due	3,540	5,426
Total Past Due Loans	3,834	8,842
Total Current Loans	53,783	54,900
Total loans	57,617	63,742
Accruing Loans 90 or More Days Past Due	0	0
Single-family residential
Past due loans
Loans 30-89 Days Past Due	5,988	4,518
Loans 90 or More Days Past Due	268	1,555
Total Past Due Loans	6,256	6,073
Total Current Loans	200,161	189,902
Total loans	206,417	195,975
Accruing Loans 90 or More Days Past Due	0	0
Single-family residential - Banco de la Gente stated income
Past due loans
Loans 30-89 Days Past Due	8,998	9,833
Loans 90 or More Days Past Due	610	1,952
Total Past Due Loans	9,608	11,785
Total Current Loans	37,407	37,678
Total loans	47,015	49,463
Accruing Loans 90 or More Days Past Due	0	881
Commercial
Past due loans
Loans 30-89 Days Past Due	3,205	1,643
Loans 90 or More Days Past Due	366	486
Total Past Due Loans	3,571	2,129
Total Current Loans	224,987	207,158
Total loans	228,558	209,287
Accruing Loans 90 or More Days Past Due	0	0
Multifamily and Farmland
Past due loans
Loans 30-89 Days Past Due	85	177
Loans 90 or More Days Past Due	0	0
Total Past Due Loans	85	177
Total Current Loans	12,315	11,624
Total loans	12,400	11,801
Accruing Loans 90 or More Days Past Due	0	0
Total real estate loans
Past due loans
Loans 30-89 Days Past Due	18,570	19,587
Loans 90 or More Days Past Due	4,784	9,419
Total Past Due Loans	23,354	29,006
Total Current Loans	528,653	501,262
Total loans	552,007	530,268
Accruing Loans 90 or More Days Past Due	0	881
Commercial loans (not secured by real estate)
Past due loans
Loans 30-89 Days Past Due	241	424
Loans 90 or More Days Past Due	49	29
Total Past Due Loans	290	453
Total Current Loans	75,972	67,594
Total loans	76,262	68,047
Accruing Loans 90 or More Days Past Due	0	0
Farm loans (not secured by real estate)
Past due loans
Loans 30-89 Days Past Due	0	0
Loans 90 or More Days Past Due	0	0
Total Past Due Loans	0	0
Total Current Loans	7	19
Total loans	7	19
Accruing Loans 90 or More Days Past Due	0	0
Consumer loans (not secured by real estate)
Past due loans
Loans 30-89 Days Past Due	184	181
Loans 90 or More Days Past Due	0	3
Total Past Due Loans	184	184
Total Current Loans	9,876	9,409
Total loans	10,060	9,593
Accruing Loans 90 or More Days Past Due	0	1
All other loans (not secured by real estate)
Past due loans
Loans 30-89 Days Past Due	0	0
Loans 90 or More Days Past Due	0	0
Total Past Due Loans	0	0
Total Current Loans	13,555	13,033
Total loans	13,555	13,033
Accruing Loans 90 or More Days Past Due	$ 0	$ 0